Convertible Notes and Derivative Liability and Warrants - Schedule of Contractual Obligations (Details)	Dec. 31, 2024 USD ($)
Convertible Debt [Abstract]
2025	$ 516,250
2026	457,250
2027	457,250
2028	507,250
2029	3,269,625
Total	$ 5,207,625